Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,229,838.9	$ 34,247.3	₨ 2,072,759.4
Fair Value	2,222,711.0	34,137.8	2,111,385.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	325,159.3	4,994.0	419,320.5
Fair Value	324,031.5	$ 4,976.7	419,540.6
Debt securities, other than asset and mortgage-backed securities | Debentures | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	290,893.5		171,180.6
Fair Value	289,782.9		171,270.9
Debt securities, other than asset and mortgage-backed securities | Commercial paper | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,265.8		248,139.9
Fair Value	₨ 34,248.6		₨ 248,269.7